Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity
Schedule Of Distributions Paid Per Share For Tax

Distributions Paid on
October 16, 2012
Ordinary income	$0.6228
Return of capital	0.0272
Total distributions	$0.6500

Redeemable Noncontrolling Interest

	Years Ended December 31,
	2012	2011	2010
Beginning balance	$7,700	$7,546	$7,692
Redemption value adjustment	840	(455)	(471)
Net income	40	1,923	1,293
Distributions	(1,055)	(1,309)	(956)
Change in other comprehensive (loss) income	6	(5)	(12)
Ending balance	$7,531	$7,700	$7,546

	Years Ended December 31,
	2012	2011	2010
Net income attributable to W. P. Carey	$62,132	$139,079	$73,972
Transfers to noncontrolling interest
Decrease in W. P. Carey’s additional paid-in capital for purchase of 50 Rock	(154)	-	-
Decrease in W. P. Carey’s additional paid-in capital for purchase of CheckFree Holdings, Inc.	-	(5,879)	-
Net transfers to noncontrolling interest	(154)	(5,879)	-
Change from net income attributable to W. P. Carey and transfers to noncontrolling interest	$61,978	$133,200	$73,972

Schedule Of Accumulated Other Comprehensive Income Loss

	December 31,
	2012	2011
Unrealized gain on marketable securities	$31	$37
Unrealized loss on derivative instruments	(6,029)	(5,246)
Foreign currency translation adjustment	1,349	(3,298)
Accumulated other comprehensive loss	$(4,649)	$(8,507)

Earnings Per Share Reconciliation Table

	Years Ended December 31,
	2012	2011	2010
Net income attributable to W. P. Carey	$62,132	$139,079	$73,972
Allocation of earnings to participating unvested RSUs	(535)	(2,130)	(440)
Net income – basic	61,597	136,949	73,532
Income effect of dilutive securities, net of taxes	23	1,076	724
Net income – diluted	$61,620	$138,025	$74,256

Weighted average shares outstanding – basic	47,389,460	39,819,475	39,514,746
Effect of dilutive securities	689,014	278,620	493,148
Weighted average shares outstanding – diluted	48,078,474	40,098,095	40,007,894